UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2017

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 2.7%
Fuji Heavy Industries Ltd.	34,600	$1,384,770	(a)
Mazda Motor Corp.	43,800	642,678	(a)
Peugeot SA	53,000	987,654	*(a)
Suzuki Motor Corp.	26,000	1,002,528	(a)

Total Automobiles		4,017,630

Hotels, Restaurants & Leisure - 1.2%
Brinker International Inc.	22,000	979,000
Darden Restaurants Inc.	11,100	813,408

Total Hotels, Restaurants & Leisure		1,792,408

Household Durables - 1.9%
Bellway PLC	35,000	1,096,659	(a)
Electrolux AB, Class B Shares	32,343	861,831	(a)
Persimmon PLC	33,500	815,057	(a)

Total Household Durables		2,773,547

Media - 3.0%
CBS Corp., Class B Shares, Non Voting Shares	18,034	1,163,013
Comcast Corp., Class A Shares	17,200	1,297,224
Sirius XM Holdings Inc.	176,000	830,720
Time Warner Inc.	9,300	900,705
Viacom Inc., Class B Shares	9,000	379,260

Total Media		4,570,922

Multiline Retail - 0.9%
Macy’s Inc.	19,800	584,892
Target Corp.	12,000	773,760

Total Multiline Retail		1,358,652

Specialty Retail - 3.9%
Home Depot Inc.	11,300	1,554,654
Kingfisher PLC	138,393	586,328	(a)
Lowe’s Cos. Inc.	22,200	1,622,376
O’Reilly Automotive Inc.	3,500	917,945	*
TJX Cos. Inc.	15,900	1,191,228

Total Specialty Retail		5,872,531

TOTAL CONSUMER DISCRETIONARY		20,385,690

CONSUMER STAPLES - 10.8%
Beverages - 2.3%
Dr. Pepper Snapple Group Inc.	12,000	1,094,400
Kirin Holdings Co., Ltd.	50,000	816,326	(a)
PepsiCo Inc.	14,900	1,546,322

Total Beverages		3,457,048

Food & Staples Retailing - 2.5%
CVS Health Corp.	17,500	1,379,175
Tesco PLC	300,000	732,489	*(a)
Wal-Mart Stores Inc.	11,635	776,520
Walgreens Boots Alliance Inc.	11,000	901,340

Total Food & Staples Retailing		3,789,524

Food Products - 1.6%
Ajinomoto Co. Inc.	28,000	551,636	(a)
Tyson Foods Inc., Class A Shares	28,600	1,795,794

Total Food Products		2,347,430

Household Products - 2.2%
Church & Dwight Co. Inc.	14,742	666,633
Clorox Co.	6,500	780,000

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Household Products - (continued)
Kimberly-Clark Corp.	6,900	$835,797
Reckitt Benckiser Group PLC	10,713	920,019	(a)

Total Household Products		3,202,449

Tobacco - 2.2%
Altria Group Inc.	32,600	2,320,468
Swedish Match AB	30,489	994,629	(a)

Total Tobacco		3,315,097

TOTAL CONSUMER STAPLES		16,111,548

ENERGY - 6.7%
Energy Equipment & Services - 1.3%
Petrofac Ltd.	50,000	578,973	(a)
Subsea 7 SA	65,200	889,060	*(a)
Transocean Ltd.	37,400	522,478	*

Total Energy Equipment & Services		1,990,511

Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	21,000	1,256,220
Cenovus Energy Inc.	49,800	679,691
China Petroleum & Chemical Corp., Class H Shares	1,014,000	811,432	(a)
Enagas SA	24,000	589,743	(a)
Exxon Mobil Corp.	14,190	1,190,399
Gazprom PJSC, ADR	76,199	377,745	(a)
Neste OYJ	42,508	1,481,943	(a)
Valero Energy Corp.	25,800	1,696,608

Total Oil, Gas & Consumable Fuels		8,083,781

TOTAL ENERGY		10,074,292

FINANCIALS - 22.3%
Banks - 11.6%
Bank of America Corp.	119,800	2,712,272
BNP Paribas SA	20,912	1,341,116	(a)
BOC Hong Kong Holdings Ltd.	316,500	1,265,636	(a)
Canadian Imperial Bank of Commerce	15,000	1,277,349
China Construction Bank Corp., Class H Shares	505,000	375,413	(a)
Citigroup Inc.	26,207	1,463,137
Citizens Financial Group Inc.	48,842	1,766,615
Fifth Third Bancorp	31,082	811,240
HSBC Holdings PLC	187,422	1,595,173	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	778,322	(a)
JPMorgan Chase & Co.	15,409	1,304,064
National Bank of Canada	25,800	1,113,688
Societe Generale SA	31,655	1,552,524	(a)

Total Banks		17,356,549

Capital Markets - 1.3%
Bank of New York Mellon Corp.	28,000	1,252,440
Morgan Stanley	18,000	764,820

Total Capital Markets		2,017,260

Consumer Finance - 1.1%
Capital One Financial Corp.	18,333	1,602,121

Diversified Financial Services - 0.6%
ORIX Corp.	63,400	953,321	(a)

Insurance - 7.7%
Allianz SE, Registered Shares	7,524	1,273,487	(a)
Allstate Corp.	17,300	1,301,133
American Financial Group Inc.	8,800	758,296
AXA SA	48,324	1,189,951	(a)
Dai-ichi Life Holdings Inc.	63,400	1,150,968	(a)
Hannover Rueck SE	8,609	944,959	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,915	734,411	(a)

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
NN Group NV	22,000	$779,225	(a)
Sun Life Financial Inc.	32,600	1,286,713
Swiss Re AG	13,078	1,219,717	(a)
Tokio Marine Holdings Inc.	22,300	930,290	(a)

Total Insurance		11,569,150

TOTAL FINANCIALS		33,498,401

HEALTH CARE - 10.9%
Biotechnology - 3.6%
Actelion Ltd., Registered Shares	2,900	754,206	(a)
Amgen Inc.	6,500	1,018,420
Biogen Inc.	4,897	1,357,644	*
Gilead Sciences Inc.	12,932	936,924
United Therapeutics Corp.	8,200	1,341,766	*

Total Biotechnology		5,408,960

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	23,500	1,125,885
Edwards Lifesciences Corp.	10,778	1,037,275	*
Hoya Corp.	18,000	782,170	(a)

Total Health Care Equipment & Supplies		2,945,330

Health Care Providers & Services - 3.5%
Aetna Inc.	10,700	1,269,127
Express Scripts Holding Co.	14,600	1,005,648	*
McKesson Corp.	7,400	1,029,710
UnitedHealth Group Inc.	9,000	1,458,900
WellCare Health Plans Inc.	3,900	567,606	*

Total Health Care Providers & Services		5,330,991

Pharmaceuticals - 1.8%
Bayer AG, Registered Shares	6,692	739,557	(a)
Merck & Co. Inc.	8,600	533,114
Teva Pharmaceutical Industries Ltd., ADR	23,000	768,890
UCB SA	9,000	621,609	(a)

Total Pharmaceuticals		2,663,170

TOTAL HEALTH CARE		16,348,451

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.8%
Boeing Co.	11,100	1,813,962
Northrop Grumman Corp.	7,185	1,645,940
Raytheon Co.	9,100	1,311,856
Safran SA	14,604	990,775	(a)

Total Aerospace & Defense		5,762,533

Airlines - 2.6%
Alaska Air Group Inc.	22,400	2,101,568
Delta Air Lines Inc.	19,000	897,560
Southwest Airlines Co.	17,000	889,270

Total Airlines		3,888,398

Building Products - 0.5%
Owens Corning	13,496	745,654

Construction & Engineering - 0.2%
Hyundai Development Co.	10,000	375,823	(a)

Electrical Equipment - 0.7%
Vestas Wind Systems A/S	14,800	1,040,833	(a)

Machinery - 0.9%
Illinois Tool Works Inc.	10,200	1,297,440

Professional Services - 0.6%
Experian PLC	44,449	856,030	(a)

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Road & Rail - 1.6%
Canadian National Railway Co.	16,700	$1,160,690
Central Japan Railway Co.	7,300	1,178,679	(a)

Total Road & Rail		2,339,369

TOTAL INDUSTRIALS		16,306,080

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.2%
Cisco Systems Inc.	44,000	1,351,680
Juniper Networks Inc.	39,700	1,063,166
Motorola Solutions Inc.	11,200	903,952

Total Communications Equipment		3,318,798

Internet Software & Services - 3.6%
Alphabet Inc., Class A Shares	2,175	1,783,913	*
eBay Inc.	37,000	1,177,710	*
Facebook Inc., Class A Shares	15,000	1,954,800	*
VeriSign Inc.	5,447	436,904	*

Total Internet Software & Services		5,353,327

IT Services - 1.1%
Amdocs Ltd.	12,586	738,924
Cognizant Technology Solutions Corp., Class A Shares	16,077	845,490	*

Total IT Services		1,584,414

Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials Inc.	30,700	1,051,475
Intel Corp.	16,594	610,991
NVIDIA Corp.	7,125	777,908
QUALCOMM Inc.	15,194	811,815
Texas Instruments Inc.	12,620	953,315

Total Semiconductors & Semiconductor Equipment		4,205,504

Software - 0.8%
Citrix Systems Inc.	8,600	784,234	*
Nuance Communications Inc.	29,000	459,940	*

Total Software		1,244,174

Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc.	35,083	4,257,322
HP Inc.	60,000	903,000
NetApp Inc.	18,000	689,760
Samsung Electronics Co., Ltd.	922	1,564,608	(a)

Total Technology Hardware, Storage & Peripherals		7,414,690

TOTAL INFORMATION TECHNOLOGY		23,120,907

MATERIALS - 4.4%
Chemicals - 1.4%
Dow Chemical Co.	15,700	936,191
Nissan Chemical Industries Ltd.	34,500	1,230,553	(a)

Total Chemicals		2,166,744

Containers & Packaging - 2.5%
Avery Dennison Corp.	16,560	1,209,211
International Paper Co.	15,540	879,564
Packaging Corp. of America	17,700	1,631,586

Total Containers & Packaging		3,720,361

Paper & Forest Products - 0.5%
UPM-Kymmene OYJ	32,000	727,598	(a)

TOTAL MATERIALS		6,614,703

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Macerich Co.		8,878	$609,830

Real Estate Management & Development - 0.3%
China Resources Land Ltd.		162,000	401,837	(a)

TOTAL REAL ESTATE			1,011,667

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.4%
China Telecom Corp., Ltd., Class H Shares		1,400,000	668,259	(a)
Nippon Telegraph & Telephone Corp.		33,000	1,456,427	(a)

Total Diversified Telecommunication Services			2,124,686

Wireless Telecommunication Services - 1.4%
KDDI Corp.		28,000	750,375	(a)
NTT DoCoMo Inc.		54,000	1,291,542	(a)

Total Wireless Telecommunication Services			2,041,917

TOTAL TELECOMMUNICATION SERVICES			4,166,603

UTILITIES - 1.4%
Electric Utilities - 1.4%
Edison International		10,071	733,974
Endesa SA		34,373	708,182	(a)
Korea Electric Power Corp.		19,100	698,460	(a)

TOTAL UTILITIES			2,140,616

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $116,736,026)			149,778,958

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $621,447)	0.461%	621,447	621,447

TOTAL INVESTMENTS - 100.3% (Cost - $117,357,473#)			150,400,405
Liabilities in Excess of Other Assets - (0.3)%			(417,215)

TOTAL NET ASSETS - 100.0%			$149,983,190

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$13,008,185	$7,377,505	—	$20,385,690
Consumer Staples	12,096,449	4,015,099	—	16,111,548
Energy	5,345,396	4,728,896	—	10,074,292
Financials	17,413,888	16,084,513	—	33,498,401
Health Care	13,450,909	2,897,542	—	16,348,451
Industrials	11,863,940	4,442,140	—	16,306,080
Information Technology	21,556,299	1,564,608	—	23,120,907
Materials	4,656,552	1,958,151	—	6,614,703
Real Estate	609,830	401,837	—	1,011,667
Telecommunication Services	—	4,166,603	—	4,166,603
Utilities	733,974	1,406,642	—	2,140,616

Total Long-Term Investments	$100,735,422	$49,043,536	—	$149,778,958

Short-Term Investments†	621,447	—	—	621,447

Total Investments	$101,356,869	$49,043,536	—	$150,400,405

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $49,043,536 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,541,404
Gross unrealized depreciation	(3,498,472)

Net unrealized appreciation	$33,042,932

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017